Offerings - Offering: 1	Jan. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.96
Maximum Aggregate Offering Price	$ 2,940,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 406.01
Offering Note	The amount registered consists of an aggregate of 1,500,000 shares of Common Stock registered for resale by the selling stockholder. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the shares of Common Stock on the Nasdaq Capital Market on January 15, 2026. This calculation is in accordance with Rule 457(c) of the Securities Act.